SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP, NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investment manager fees	$ 48
Payment to participant, not yet paid	35	$ 75
Transfers to Northrop Grumman Retirement Plan “B”	$ 7,376